Income Taxes - Summary of Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	$ (124)	$ (29)
Canadian federal and provincial statutory income tax rate	27.00%	27.00%
Income tax at statutory rates	$ 33	$ 8
Adjusted for the effect of:
Impact of foreign tax rates (US, Trinidad, Australia and other)	58	(25)
Production-related deductions	15	14
Non-taxable income	10
Foreign accrual property income	(15)	(3)
Impact of tax rate changes		187
Other	(8)	2
Income tax recovery included in net (loss) earnings from continuing operations	93	183
Canada [member]
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	(1,195)	123
United States [member]
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	619	(271)
Australia [member]
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	96
Trinidad [member]
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	98	95
Other countries [member]
Disclosure of income tax expense benefits [line Items]
(Loss) income before income taxes	$ 258	$ 24